Trade and Other Payables and Accrued Liabilities	12 Months Ended
Sep. 30, 2023
Trade and other payables [abstract]
Trade And Other Payables And Accrued Liabilities
20.
TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES

	September 30, 2023	September 30, 2022
Trade payables	79,555	57,335
Other payables	43,457	55,889
Trade and other payables	123,012	113,224

	September 30, 2023	September 30, 2022
Accrual for personnel	26,040	17,618
Accrued audit and closing fees	4,251	2,415
Accrued legal fees	8,008	—
Accrued commissions	346	33
Accrued liabilities	38,645	20,066

Other payables consist of refund liabilities and other liabilities for invoices not yet received at period end.